Sep. 30, 2020
Jensen Global Quality Growth Fund Class Y Prospectus | Jensen Global Quality Growth Fund
Jensen Global Quality Growth Fund
Investment Objective
The objective of the Jensen Global Quality Growth Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Class Y
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Y
Management Fees	0.75%
Other Expenses[1]	4.05%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses[3]	4.82%
Fee Waiver/Expense Reimbursements	-3.80%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements[3,4]	1.02%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)
Class Y
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Y
Management Fees	0.75%
Other Expenses[1]	4.05%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses[3]	4.82%
Fee Waiver/Expense Reimbursements	-3.80%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements[3,4]	1.02%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and either redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through April 15, 2022.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class Y	$104	$1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period from April 15, 2020 (commencement of operations) through May 31, 2020, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The primary focus of the Adviser is on the management of equity portfolios that are derived from a select universe of companies that produce long-term records of persistently high returns on shareholder equity. The Fund’s approach to investing focuses on companies determined by the Adviser to have a record of achieving a high level of business performance over the long term and which are, in the opinion of the Adviser, well positioned to maintain competitive advantages and continued high returns on equity and free cash flow.
The Fund will invest in equity securities of approximately 25 to 40 U.S. and foreign companies that satisfy the investment criteria described below. Equity securities in which the Fund invests as a principal strategy consist of publicly traded companies around the world, including securities issued by corporations located in developing or emerging markets. Generally, each company in which the Fund invests must, as determined by the Adviser: (1) have consistently achieved a high return on equity over the prior ten years;
(2) be in excellent financial condition; and (3) be capable of sustaining outstanding business performance. These companies are selected from a universe of companies that, as determined by the Adviser, have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater in each of the last 10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.
The Fund must always own the securities of a minimum of 15 different companies in its portfolio. The Fund strives to essentially be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus. The Fund’s investments in other eligible equity securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other forms of depositary receipts. The Fund typically invests in securities of issuers from at least three or more countries, including the United States, with at least 40% of the Fund’s net assets invested in foreign securities. In making a determination of whether an issuer will be classified as “domestic” or “foreign,” the Adviser will generally look to the location of the issuer’s domicile or principal headquarters. However, if the Adviser believes the issuer is headquartered in a jurisdiction primarily for tax purposes, it will consider other factors, such as the location of the issuer’s operational headquarters and senior management.
The Fund may purchase securities when they are priced below their full values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.
The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of securities.
Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in this Fund are:

+    Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.
+    Management Risk
The Adviser may be incorrect in its judgment of the value of particular stocks. The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.
+     New Fund Risk
The Fund is new with a limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
+ General Market Risk
Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
+ Recent Market Events Risk
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.
+     Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15% per year for each of the prior 10 years as determined by the Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the
Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.
+     Non-Diversification Risk
The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the 1940 Act). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in the obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value (NAV) and may make the Fund more volatile than more diversified funds.
+    Foreign Securities and Currency Risk
Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. The securities of foreign companies are frequently denominated in foreign currencies. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.
+    Brexit Risk
The United Kingdom withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Upon the United Kingdom’s departure from the EU, the United Kingdom entered a transition period until December 31, 2020 during which time a trade deal and other key agreements will be negotiated. Though the ramifications of Brexit will not be fully known for some time, the uncertainty surrounding the United Kingdom’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
+     Emerging Market Risk
Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries. Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.
+     Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.
+ Growth Stock Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.
+ Depositary Receipts Risk
Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.
+ Regulatory Risk
Legal, tax and regulatory changes could occur that may adversely affect the Fund’s ability to pursue its investment strategies and/or increase the costs of implementing such strategies.
+ Competitive Risk
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.jenseninvestment.com, or by calling the Fund toll-free at 800-992-4144.